Short-term Investments - (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2018
Schedule Of Available For Sale Securities [Line Items]
Short-term investments	$ 23,608	$ 10,455
Short Term Deposit Weighted Average Interest Rate	1.60%
Bank Deposits
Schedule Of Available For Sale Securities [Line Items]
Short-term investments	$ 15,000